Equity Incentive Plan Options Outstanding (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, Outstanding, Number, Period Start	3,393	2,810
Options, Outstanding, Weighted Average Exercise Price, Period Start	$ 3.08	$ 1.11
Grants in Period	770	735
Grants in Period, Weighted Average Exercise Price	$ 2.71	$ 7.08
Options Assumed in Acquisition		168
Options Assumed in Acquisition, Weighted Average Exercise Price		$ 17.19
Exercises in Period	(293)	(246)
Exercises in Period, Weighted Average Exercise Price	$ 0.77	$ 0.58
Forfeited in Period	(156)	(74)
Forfeited in Period, Weighted Average Exercise Price	$ 13.26	$ 4.51
Options, Outstanding, Number, Period End	3,714	3,393
Options, Outstanding, Weighted Average Exercise Price, Period End	$ 2.43	$ 3.08
Options, Outstanding, Weighted Average Remaining Contractual Term	6 years 10 months
Options, Outstanding, Intrinsic Value	$ 1,660
Vested and Expected to Vest, Outstanding, Number	3,649
Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price	$ 2.41
Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term	6 years 11 months 12 days
Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value	$ 1,654
Exercisable, Number	2,802
Exercisable, Weighted Average Exercise Price	$ 2.27
Exercisable, Weighted Average Remaining Contractual Term	6 years 10 months 27 days
Exercisable, Intrinsic Value	$ 1,437